DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 9.9%
Capcom Co. Ltd.	4,000	$243,163
CyberAgent, Inc.	4,700	283,072
Dentsu Group, Inc.	10,236	352,419
Hakuhodo DY Holdings, Inc.	10,780	177,383
Kakaku.com, Inc.	6,836	216,761
KDDI Corp.	75,415	2,327,645
Koei Tecmo Holdings Co. Ltd.	2,400	134,866
Konami Holdings Corp.	4,164	266,805
Nexon Co. Ltd.	22,864	720,700
Nintendo Co. Ltd.	5,221	3,171,441
Nippon Telegraph & Telephone Corp.	59,752	1,546,001
SoftBank Corp.	133,700	1,807,418
SoftBank Group Corp.	73,386	6,812,275
Square Enix Holdings Co. Ltd.	4,100	232,319
Toho Co. Ltd.	5,698	213,819
Z Holdings Corp.	122,328	744,216

(Cost $14,138,415)		19,250,303

Consumer Discretionary - 17.9%
ABC-Mart, Inc.(a)	1,611	91,586
Aisin Seiki Co. Ltd.	7,523	255,836
Bandai Namco Holdings, Inc.	9,207	703,686
Bridgestone Corp.	25,407	991,777
Casio Computer Co. Ltd.	9,392	180,800
Denso Corp.	20,210	1,211,140
Fast Retailing Co. Ltd.	2,689	2,648,764
Hikari Tsushin, Inc.	952	188,355
Honda Motor Co. Ltd.	76,045	2,077,068
Iida Group Holdings Co. Ltd.	6,166	139,522
Isuzu Motors Ltd.	24,495	255,992
Koito Manufacturing Co. Ltd.	4,972	331,171
Marui Group Co. Ltd.	8,702	164,987
Mazda Motor Corp.	27,804	218,843
McDonald’s Holdings Co. Japan Ltd.	3,519	174,308
Mercari, Inc.*	3,700	177,719
NGK Spark Plug Co. Ltd.	7,290	123,238
Nissan Motor Co. Ltd.*	106,547	574,441
Nitori Holdings Co. Ltd.	3,847	717,286
Oriental Land Co. Ltd.	9,325	1,560,655
Pan Pacific International Holdings Corp.	19,400	454,083
Panasonic Corp.	102,744	1,316,168
Rakuten, Inc.	39,938	446,232
Rinnai Corp.	1,955	197,710
Ryohin Keikaku Co. Ltd.	11,200	251,959
Sega Sammy Holdings, Inc.	8,288	139,099
Sekisui Chemical Co. Ltd.	17,652	313,810
Sekisui House Ltd.	28,152	527,413
Sharp Corp.(a)	10,155	191,773
Shimamura Co. Ltd.	1,170	116,457
Shimano, Inc.	3,484	778,217
Sony Corp.	58,993	6,154,155
Stanley Electric Co. Ltd.	5,946	175,990
Subaru Corp.	28,117	524,515
Sumitomo Electric Industries Ltd.	34,813	505,073
Suzuki Motor Corp.	16,989	732,984
Toyoda Gosei Co. Ltd.	3,363	87,108
Toyota Industries Corp.	6,699	571,893
Toyota Motor Corp.	98,973	7,310,047
USS Co. Ltd.	11,218	213,005
Yamada Holdings Co. Ltd.	33,847	161,622
Yamaha Corp.	6,007	334,176
Yamaha Motor Co. Ltd.	12,624	274,638
ZOZO, Inc.	4,734	147,889

(Cost $29,458,993)		34,713,190

Consumer Staples - 6.9%
Aeon Co. Ltd.(a)	31,002	931,558
Ajinomoto Co., Inc.	21,001	417,478
Asahi Group Holdings Ltd.	21,197	917,121
Calbee, Inc.	3,808	100,027
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	97,856
Cosmos Pharmaceutical Corp.	1,100	157,371
Ito En Ltd.	2,700	148,938
Japan Tobacco, Inc.	55,289	998,465
Kao Corp.	22,584	1,513,580
Kikkoman Corp.	7,048	464,820
Kirin Holdings Co. Ltd.	38,289	750,191
Kobayashi Pharmaceutical Co. Ltd.	2,300	217,065
Kobe Bussan Co. Ltd.	5,300	135,987
Kose Corp.	1,588	254,300
Lawson, Inc.(a)	2,669	124,567
Lion Corp.	10,588	203,228
MEIJI Holdings Co. Ltd.	5,293	335,669
NH Foods Ltd.	3,711	156,141
Nisshin Seifun Group, Inc.	9,575	153,872
Nissin Foods Holdings Co. Ltd.	2,970	224,293
Pigeon Corp.	5,400	195,037
Pola Orbis Holdings, Inc.	3,779	86,255
Seven & i Holdings Co. Ltd.(a)	35,202	1,333,181
Shiseido Co. Ltd.	18,707	1,388,700
Sundrug Co. Ltd.	3,557	133,477
Suntory Beverage & Food Ltd.	6,136	209,820
Toyo Suisan Kaisha Ltd.	4,112	175,135
Tsuruha Holdings, Inc.	1,897	243,988
Unicharm Corp.	18,874	746,496
Welcia Holdings Co. Ltd.(a)	4,400	140,551
Yakult Honsha Co. Ltd.	5,938	293,572
Yamazaki Baking Co. Ltd.	6,706	112,799

(Cost $14,710,218)		13,361,538

Energy - 0.6%
ENEOS Holdings, Inc.	147,337	646,461
Idemitsu Kosan Co. Ltd.	9,260	241,849
Inpex Corp.	50,344	370,277

(Cost $1,877,293)		1,258,587

Financials - 8.7%
Acom Co. Ltd.	19,474	86,778
Bank of Kyoto Ltd.	2,904	174,085
Chiba Bank Ltd.	25,360	161,541
Concordia Financial Group Ltd.	46,238	178,281
Dai-ichi Life Holdings, Inc.	50,219	880,523
Daiwa Securities Group, Inc.	69,044	335,261
Fukuoka Financial Group, Inc.	8,248	148,177
Japan Exchange Group, Inc.	23,432	504,163
Japan Post Bank Co. Ltd.(a)	19,125	181,929
Japan Post Holdings Co. Ltd.	73,970	631,897
Japan Post Insurance Co. Ltd.	10,700	218,728
Mitsubishi UFJ Financial Group, Inc.	570,442	2,986,131
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,716	105,613
Mizuho Financial Group, Inc.	112,777	1,649,415
MS&AD Insurance Group Holdings, Inc.	21,389	601,970
Nomura Holdings, Inc.	146,677	851,482
ORIX Corp.	60,627	1,024,622
Resona Holdings, Inc.	94,876	380,679
SBI Holdings, Inc.	10,999	305,221
Shinsei Bank Ltd.	7,447	106,191
Shizuoka Bank Ltd.	19,682	143,652
Sompo Holdings, Inc.	15,375	588,489
Sumitomo Mitsui Financial Group, Inc.	60,672	2,129,881
Sumitomo Mitsui Trust Holdings, Inc.	15,862	521,119
T&D Holdings, Inc.	25,049	337,449
Tokio Marine Holdings, Inc.	29,571	1,457,258
Tokyo Century Corp.	2,200	143,234

(Cost $19,710,224)		16,833,769

Health Care - 9.7%
Alfresa Holdings Corp.	8,390	161,669
Asahi Intecc Co. Ltd.	9,000	257,939
Astellas Pharma, Inc.	87,735	1,377,817
Chugai Pharmaceutical Co. Ltd.	31,135	1,391,210
Daiichi Sankyo Co. Ltd.	79,283	2,238,771
Eisai Co. Ltd.	11,812	811,033
Hisamitsu Pharmaceutical Co., Inc.(a)	2,806	174,791
Hoya Corp.	17,486	1,984,902
Kyowa Kirin Co. Ltd.	12,560	349,717
M3, Inc.	20,784	1,642,715
Medipal Holdings Corp.	8,482	167,897
Nippon Shinyaku Co. Ltd.	2,300	156,002
Olympus Corp.	54,376	1,137,563
Ono Pharmaceutical Co. Ltd.	17,883	480,481
Otsuka Holdings Co. Ltd.	18,000	713,279
PeptiDream, Inc.*	4,200	199,765
Santen Pharmaceutical Co. Ltd.	16,274	223,205
Shionogi & Co. Ltd.	12,308	625,012
Sumitomo Dainippon Pharma Co. Ltd.	8,648	136,541
Suzuken Co. Ltd.	3,332	126,910
Sysmex Corp.	7,944	826,110
Taisho Pharmaceutical Holdings Co. Ltd.	2,046	125,338
Takeda Pharmaceutical Co. Ltd.	73,723	2,477,375
Terumo Corp.	29,802	1,104,627

(Cost $15,765,056)		18,890,669

Industrials - 20.4%
AGC, Inc.	8,662	316,917
Amada Co. Ltd.	15,334	185,714
ANA Holdings, Inc.*	7,318	175,338
Central Japan Railway Co.	6,726	1,098,547
Dai Nippon Printing Co. Ltd.	11,543	207,264
Daifuku Co. Ltd.	4,600	439,308
Daikin Industries Ltd.	11,548	2,244,707
East Japan Railway Co.	14,385	1,060,302
FANUC Corp.	8,989	2,221,214
Fuji Electric Co. Ltd.	5,606	232,455
Hankyu Hanshin Holdings, Inc.	11,140	369,435
Harmonic Drive Systems, Inc.	2,000	153,666
Hino Motors Ltd.	12,660	118,767
Hitachi Construction Machinery Co. Ltd.	5,020	154,233
Hoshizaki Corp.	2,654	232,547
ITOCHU Corp.	63,388	1,883,889
Japan Airlines Co. Ltd.*	5,954	141,316
Japan Airport Terminal Co. Ltd.	2,735	131,625
Kajima Corp.	19,876	253,216
Keihan Holdings Co. Ltd.	4,504	201,971
Keikyu Corp.	10,381	164,000
Keio Corp.	4,736	353,217
Keisei Electric Railway Co. Ltd.	5,684	204,762
Kintetsu Group Holdings Co. Ltd.	7,910	330,217
Komatsu Ltd.	40,737	1,219,110
Kubota Corp.	48,063	1,085,526
Kurita Water Industries Ltd.	4,242	171,519
Kyushu Railway Co.	7,800	202,839
LIXIL Group Corp.	13,116	367,536
Makita Corp.	10,844	461,349
Marubeni Corp.	77,187	573,282
MINEBEA MITSUMI, Inc.	16,524	405,369
MISUMI Group, Inc.	13,220	403,068
Mitsubishi Corp.	62,791	1,768,951
Mitsubishi Electric Corp.	84,726	1,246,707
Mitsubishi Heavy Industries Ltd.	14,802	426,029
Mitsui & Co. Ltd.	75,871	1,611,089
Miura Co. Ltd.	4,000	206,764
MonotaRO Co. Ltd.	6,100	350,223
Nabtesco Corp.	5,272	223,551
Nagoya Railroad Co. Ltd.	8,901	225,792
NGK Insulators Ltd.	11,564	203,953

Nidec Corp.	20,890	2,649,588
Nihon M&A Center, Inc.	7,000	381,538
Nippon Express Co. Ltd.	3,639	270,377
Nippon Yusen KK	6,712	192,365
NSK Ltd.	16,298	159,471
Obayashi Corp.	30,408	260,448
Odakyu Electric Railway Co. Ltd.	14,377	420,136
Persol Holdings Co. Ltd.	8,100	160,108
Recruit Holdings Co. Ltd.	63,291	3,135,605
Secom Co. Ltd.	9,772	845,785
Seibu Holdings, Inc.	9,130	109,634
SG Holdings Co. Ltd.	14,600	335,295
Shimizu Corp.	26,768	202,151
SMC Corp.	2,658	1,568,443
Sohgo Security Services Co. Ltd.	3,722	167,603
Sumitomo Corp.	55,273	798,800
Taisei Corp.	8,952	315,350
THK Co. Ltd.	5,176	166,795
Tobu Railway Co. Ltd.	9,190	261,229
Tokyu Corp.	23,522	323,056
Toppan Printing Co. Ltd.	11,839	185,701
Toshiba Corp.	18,023	567,261
TOTO Ltd.	6,638	399,171
Toyota Tsusho Corp.	9,831	411,335
West Japan Railway Co.	7,479	457,040
Yamato Holdings Co. Ltd.	13,717	360,571
Yaskawa Electric Corp.	11,682	583,031

(Cost $34,684,934)		39,715,171

Information Technology - 13.3%
Advantest Corp.	9,400	771,612
Azbil Corp.	5,700	241,967
Brother Industries Ltd.	10,222	200,710
Canon, Inc.	47,497	1,021,501
Disco Corp.	1,300	407,336
FUJIFILM Holdings Corp.	16,857	959,914
Fujitsu Ltd.	9,240	1,331,455
GMO Payment Gateway, Inc.	1,900	251,503
Hamamatsu Photonics KK	6,488	381,629
Hirose Electric Co. Ltd.	1,466	213,721
Hitachi Ltd.	45,134	2,064,575
Ibiden Co. Ltd.	5,300	215,292
Itochu Techno-Solutions Corp.	4,500	138,046
Keyence Corp.	8,486	4,025,068
Kyocera Corp.	15,208	978,437
Lasertec Corp.	3,700	450,199
Murata Manufacturing Co. Ltd.	26,845	2,286,969
NEC Corp.	12,393	674,322
Nomura Research Institute Ltd.	14,522	450,939
NTT Data Corp.	28,640	436,606
Obic Co. Ltd.	3,262	550,221
Omron Corp.	8,617	693,596
Oracle Corp.	1,972	199,799
Otsuka Corp.	4,860	225,686
Renesas Electronics Corp.*	36,400	399,189
Ricoh Co. Ltd.	31,334	271,025
Rohm Co. Ltd.	4,012	394,068
SCSK Corp.	2,800	164,698
Seiko Epson Corp.	14,224	232,719
Shimadzu Corp.	10,836	389,342
SUMCO Corp.	11,600	264,440
TDK Corp.	6,128	876,127
TIS, Inc.	11,000	228,472
Tokyo Electron Ltd.	7,014	2,865,610
Trend Micro, Inc.	6,472	310,865
Yokogawa Electric Corp.	11,708	221,430

(Cost $18,996,555)		25,789,088

Materials - 4.9%
Air Water, Inc.	8,604	141,416
Asahi Kasei Corp.	58,184	625,535
Hitachi Metals Ltd.	9,946	157,595
JFE Holdings, Inc.*	21,919	229,893
JSR Corp.	9,551	284,483
Kansai Paint Co. Ltd.	8,106	211,557
Kuraray Co. Ltd.	15,321	171,327
Mitsubishi Chemical Holdings Corp.	59,396	412,225
Mitsubishi Gas Chemical Co., Inc.	6,976	162,236
Mitsui Chemicals, Inc.	8,581	264,043
Nippon Paint Holdings Co. Ltd.	7,063	524,780
Nippon Sanso Holdings Corp.	6,780	127,147
Nippon Steel Corp.*	36,737	540,225
Nissan Chemical Corp.	6,002	326,015
Nitto Denko Corp.	7,418	632,578
Oji Holdings Corp.	43,084	271,207
Shin-Etsu Chemical Co. Ltd.	16,531	2,690,678
Sumitomo Chemical Co. Ltd.	69,056	333,635
Sumitomo Metal Mining Co. Ltd.	11,305	545,338
Taiheiyo Cement Corp.	4,878	121,361
Teijin Ltd.	8,859	152,089
Toray Industries, Inc.	62,742	410,020
Tosoh Corp.	11,700	214,034

(Cost $9,467,703)		9,549,417

Real Estate - 3.4%
Aeon Mall Co. Ltd.(a)	4,722	79,383
Daito Trust Construction Co. Ltd.	3,051	338,030
Daiwa House Industry Co. Ltd.	26,117	735,770
Daiwa House REIT Investment Corp. REIT(a)	94	246,563
GLP J REIT	194	314,127
Hulic Co. Ltd.	13,610	151,683
Japan Real Estate Investment Corp. REIT	61	371,396
Japan Retail Fund Investment Corp. REIT(a)	232	229,181
Mitsubishi Estate Co. Ltd.	55,024	948,770
Mitsui Fudosan Co. Ltd.	42,882	965,494

Nippon Building Fund, Inc. REIT	69	421,399
Nippon Prologis REIT, Inc. REIT	97	296,656
Nomura Real Estate Holdings, Inc.	5,128	115,409
Nomura Real Estate Master Fund, Inc. REIT(a)	197	294,775
Orix JREIT, Inc. REIT(a)	118	200,698
Sumitomo Realty & Development Co. Ltd.	14,950	514,719
Tokyu Fudosan Holdings Corp.	31,527	196,979
United Urban Investment Corp. REIT	136	186,530

(Cost $7,270,746)		6,607,562

Utilities - 1.2%
Chubu Electric Power Co., Inc.	31,534	386,798
Chugoku Electric Power Co., Inc.	12,968	154,626
Kansai Electric Power Co., Inc.	32,607	325,015
Kyushu Electric Power Co., Inc.	17,990	154,424
Osaka Gas Co. Ltd.	17,189	307,353
Toho Gas Co. Ltd.	3,728	218,934
Tohoku Electric Power Co., Inc.	19,821	174,232
Tokyo Electric Power Co. Holdings, Inc.*	67,884	217,799
Tokyo Gas Co. Ltd.	18,365	379,377

(Cost $2,984,275)		2,318,558

TOTAL COMMON STOCKS (Cost $169,064,412)		188,287,852

SECURITIES LENDING COLLATERAL - 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $3,168,143)	3,168,143	3,168,143

CASH EQUIVALENTS - 3.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.13%(b)	117,730	117,730
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)	6,255,016	6,255,016

TOTAL CASH EQUIVALENTS (Cost $6,372,744)		6,372,746

TOTAL INVESTMENTS - 101.8% (Cost $178,605,299)		$197,828,741
Other assets and liabilities, net - (1.8%)		(3,578,504)

NET ASSETS - 100.0%		$194,250,237

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
1,079,236	2,088,907(d)	—	—	—	532	—	3,168,143	3,168,143
CASH EQUIVALENTS — 3.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.13%(b)
117,580	197	—	—	(47)	201	—	117,730	117,730
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
4,794,642	53,539,889	(52,079,515)	—	—	1,742	—	6,255,016	6,255,016

5,991,458	55,628,993	(52,079,515)	—	(47)	2,475	—	9,540,889	9,540,889

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $3,909,220, which is 2.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,056,415.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

REIT:	Real Estate Investment Trust

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
TOPIX Index Futures	JPY	20	$3,368,414	$3,518,927	3/11/2021	$150,513
Nikkei 225 Futures	JPY	5	1,241,994	1,372,016	3/11/2021	130,022

Total unrealized appreciation						$280,535

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

As of February 28, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Citigroup Global Markets	3/3/2021	JPY	6,643,870,100	USD	63,474,444	$1,143,987	$—
JP Morgan & Chase Co.	3/3/2021	JPY	6,809,857,600	USD	65,060,262	1,172,568	—
RBC Capital Markets	3/3/2021	JPY	6,302,320,800	USD	60,211,914	1,085,752	—
RBC Capital Markets	3/3/2021	JPY	477,911,000	USD	4,565,898	82,304	—
Citigroup Global Markets	3/3/2021	USD	62,360,920	JPY	6,643,870,100	—	(30,463)
JP Morgan & Chase Co.	3/3/2021	USD	4,518,728	JPY	476,093,200	—	(52,189)
JP Morgan & Chase Co.	3/3/2021	USD	59,449,638	JPY	6,333,764,400	—	(28,483)
RBC Capital Markets	3/3/2021	USD	2,268,498	JPY	238,046,600	—	(35,228)
RBC Capital Markets	3/3/2021	USD	61,406,655	JPY	6,542,185,200	—	(30,170)
Citigroup Global Markets	4/5/2021	JPY	6,643,870,100	USD	62,384,635	28,746	—
JP Morgan & Chase Co.	4/5/2021	JPY	6,333,764,400	USD	59,472,050	26,650	—
JP Morgan & Chase Co.	4/5/2021	JPY	1,304,999,000	USD	12,253,489	5,451	—
RBC Capital Markets	4/5/2021	JPY	6,542,185,200	USD	61,430,642	29,113	—

Total unrealized appreciation (depreciation)						$3,574,571	$(176,533)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2021.

Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$188,287,852	$—	$—	$188,287,852
Short-Term Investments(g)	9,540,889	—	—	9,540,889
Derivatives(h)
Forward Foreign Currency Contracts	—	3,574,571	—	3,574,571
Futures Contracts	280,535	—	—	280,535

TOTAL	$198,109,276	$3,574,571	$—	$201,683,847

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(176,533)	$—	$(176,533)

TOTAL	$—	$(176,533)	$—	$(176,533)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.